General and Administration Expenses (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
General And Administration Expenses [Abstract]
Auditors' and accountants' fees	$ 712	$ 752	$ 994
Professional services	2,142	1,844	1,615
Salaries, BOD remuneration and other compensation	2,210	3,219	3,159
Directors and Officers Insurance	137	173	166
Other	1,136	2,082	1,672
Total	$ 6,337	$ 8,070	$ 7,606